Income Taxes - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance of unrecognized tax benefits as at January 1	$ 62,958	$ 40,556	$ 31,061
Increases for positions related to the current year	19,084	5,829	9,297
Increases for positions related to prior years	16,799	19,721	5,270
Decreases for positions related to prior years	(17,021)	0	0
Settlements with tax authority	(9,372)	0	0
Decreases related to statute of limitations	(3,176)	(2,546)	(783)
Unrecognized Tax Benefits, Decrease Resulting from Foreign Currency Translation		602	4,289
Unrecognized Tax Benefits, Increase Resulting from Foreign Currency Translation	1,466
Balance of unrecognized tax benefits as at December 31	70,738	62,958	40,556
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	19,700	13,200	9,200
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 39,700	$ 30,700	$ 19,900